                        SEMIANNUAL REPORT / APRIL 30 2001

                         AIM LATIN AMERICAN GROWTH FUND


                                  [COVER IMAGE]

                                    ARTWORK:

                           CREAM PITCHER, RED APPLES

                                 BY ELSIE BUNGE







                                [AIM FUNDS LOGO]
                            --Registered Trademark--

                                  [COVER IMAGE]

                    CREAM PITCHER, RED APPLES BY ELSIE BUNGE
          LATIN AMERICA, WITH ITS ABUNDANT RESOURCES, GROWING CONSUMER
            POPULATION AND EXPANDING INDUSTRY, PRESENTS POTENTIALLY
         ATTRACTIVE INVESTMENT OPPORTUNITIES. WE BELIEVE THAT ARGENTINE
          ARTIST ELSIE BUNGE'S BRIGHTLY COLORED PAINTING CAPTURES BOTH
            THE SPIRIT AND THE EXCITING POTENTIAL OF LATIN AMERICA.

AIM Latin American Growth Fund is for shareholders who seek growth of capital. The fund primarily invests in securities of a broad range of Latin American issuers.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Latin American Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.

o Had the adviser not waived fees during the reporting period, returns would have been lower.

o Investing in emerging markets may involve greater risk and potential reward than investing in more established markets.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in small and mid-sized companies may involve risks not associated with more established companies. Also, small companies may have business risk, significant stock-price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges or fund expenses.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/01, including sales charges

================================================================================
CLASS A SHARES
Inception (8/13/91)                    1.61%
  5 Years                             -4.31
  1 Year                             -16.53*
  *-12.36% excluding sales charges

CLASS B SHARES
Inception (4/1/93)                    -0.60%
  5 Years                             -4.23
  1 Year                             -17.17*
  *-12.81% excluding CDSC

CLASS C SHARES
Inception (3/1/99)                    16.63%
  1 Year                             -13.62*
  *-12.75% excluding CDSC
================================================================================

The fund's average annual total returns as of the close of the reporting period are shown in the table above. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/01, the most recent calendar quarter-end, which were: Class A shares, one year, -28.36%; five years, -4.36%; inception (8/13/91), 1.19%. Class B shares, one year, -28.88%; five years, -4.28%; inception (4/1/93), -1.10%. Class C shares, one year, -25.83%; inception (3/1/99), 15.14%.

Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

                         AIM LATIN AMERICAN GROWTH FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                   Dear Fellow Shareholder:

                   The six months ended April 30, 2001, the period covered by
[PHOTO OF          this report, were among the most difficult we have seen in
ROBERT H.          equity markets in years. Major indexes, both foreign and
GRAHAM]            domestic, posted negative returns, with the technology
                   sector and large-cap growth stocks hardest hit. By contrast, most segments of the bond market turned in positive returns.
                       What's the lesson? Well, just as the dot-com disaster
                   taught us that fundamentals such as earnings really do matter after all, I think this bear market has taught us that old-time investing basics such as diversification still matter too.
                       During the long bull market, which ran from 1982 until
                   last year, many pundits began to act as if stocks were risk-free investments, inevitably rising. That was never true. Downturns like the recent one are normal. Since its inception in 1926, the S&P 500 has seen a 20% decline--often used as the definition of a bear market--about every four and one-half to five years.
    Similarly, different asset classes go in and out of favor. Some years growth stocks are the best place to be; other years, value stocks. No one has devised a reliable technique for timing these changes of sentiment. But portfolio diversification has proven to be an effective way to manage the resulting risks over time.

HOW TO DIVERSIFY
One basic way to diversify is by owning funds invested in the three main types of securities: stocks, bonds and money market instruments. Generally speaking, when the stock market is up, the bond market is down and vice versa, while short-term money market investments provide steady return. Holding all three asset classes can help cushion your portfolio against big swings in any one category.
    Within an asset class, it is worth diversifying further. It is helpful, for example, to invest in different types of equities: growth and value stocks, domestic and foreign, large-company and small. Fixed-income assets can be diversified the same way with funds invested across various quality sectors, from super-safe U.S. Treasuries to riskier high-yield bonds. Your financial advisor can help you build a diversified portfolio by selecting a variety of funds.
    Diversifying also means regularly evaluating your assets and realigning the mix when necessary. The right asset mix depends on your financial situation, your age and your goals. Visit with your financial advisor at least once a year to review your investments to make sure they still make sense.

YOUR FUND MANAGERS' COMMENTS
The last six months have tested the patience of most investors, and we'd like to thank you for your confidence in us as we look forward to what we hope will be less trying markets the rest of this year. Your fund's portfolio managers discuss your fund in the following pages: what market conditions were like and how they have managed your fund. We hope you find their comments informative.
    If you have any questions or comments, please contact us at any time through our Web site, www.aimfunds.com. Our Client Services Department at 800-959-4246 operates during normal business hours. Information about your account is always available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                         AIM LATIN AMERICAN GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

GLOBAL MARKET DOWNTURN SPREADS TO LATIN AMERICAN

HOW DID AIM LATIN AMERICAN GROWTH FUND PERFORM OVER THE REPORTING PERIOD?
Latin American markets were affected by the global economic slowdown but fared better than many world markets in the first quarter. Against this backdrop, AIM Latin American Growth Fund posted returns, excluding sales charges, of -6.80% for Class A shares, -7.09% for Class B shares and -7.02% for Class C shares for the six-month period ended April 30, 2001.

WHAT WERE MARKET CONDITIONS LIKE OVER THE REPORTING PERIOD?
As high-profile earnings warnings, especially in the technology area, made the rounds in the financial press and a global economic slowdown seemed imminent, markets around the world continued to sell off in 2001. While Latin American markets were affected by these factors, the region managed to outperform both the United States and Europe in the first quarter of 2001. But financial markets in Latin America continue to ride a wild wave of highs and lows due to concerns over a slowing global economy and Argentina's political/fiscal situation.

WHAT WAS THE ECONOMIC AND POLITICAL CLIMATE LIKE IN MEXICO AND BRAZIL?
In Mexico, there are signs that the U.S. slowdown is trickling into the Mexican economy through the manufacturing sector. For instance, in Guadalajara, Mexico's Silicon Valley, Jabil Circuit and Solectron announced layoffs totaling some 4,500. The bright spot, however, is that most plants have been able to weather the downturn by simply not hiring. As most of Mexico's exports flow to the United States, weaker U.S. demand is of great concern. Another factor in Mexico's economic puzzle is the peso. A strong peso means that imports are likely to slow less quickly than exports, swelling the country's trade deficit and making the currency vulnerable to a correction. If that happens, the prices of imports will rise--and so will inflation.
    Still, the country seems to holding up fairly well given the U.S. slowdown: first-quarter gross domestic product (GDP) figures came in higher than many had expected, inflation is fairly low and interest rates are likely to decline. And the government hopes that tax reform will help the Mexican economy. As Mexico collects less of its national economic output in taxes than other Latin American countries, a tax overhaul seeks to raise more money for a cash-strapped government and perhaps to weaken dependence on volatile oil prices. (That said, as Mexico is a net oil exporter, higher oil prices enhance the country's fiscal position.)
    In Brazil, President Fernando Henrique Cardoso has been battling a slowing global economy and financial tumult in neighboring Argentina, a major trading partner. These factors have taken a toll on Brazil's markets. Although Brazil's market was essentially flat year-to-date in local terms, it was down by double digits in dollar terms. Indeed, this year, the real, Brazil's currency, has slumped even though the Brazilian Central Bank has been forced to raise interest rates to 16.25%.
    On a brighter note, Brazil's GDP is projected to grow nearly 4% in 2001. Last year Brazil's GDP grew at a higher-than-forecast 4.2% for 2000, rebounding from years of stagnation. The recent possibility of an energy shortage, however, could potentially put a crimp in Brazil's GDP figures.

WHAT WERE CONDITIONS LIKE IN ARGENTINA?
Argentina has been one the region's best-performing, albeit volatile, markets this year. The country's government has been buffeted by corruption scandals, a rash of high-level resignations and a 33-month recession. Earlier this year, Argentina received some good news--a $40 billion emergency aid package led by the IMF to head off potential default.
    During the first quarter, President Fernando de la Rua named Domingo Cavallo economy minister and granted him special emergency powers to turn the country's economy around. Ironically, in a previous stint as economy minister in 1991, Cavallo introduced the convertibility plan, a strategy that whipped Argentina's chronic inflation by pegging the peso one-to-one with the dollar. Now, the strength of the
--------------------------------------------------------------------------------
LATIN AMERICA

The map below identifies Latin American countries mentioned in this report.

Map of Latin America where the following countries are pointed out:

Mexico
Venezuela
Brazil
Peru
Chile
Argentina

TOP COUNTRIES

As of 4/30/01, based on total net assets
--------------------------------------------------------------------------------
1. Brazil             42.44%
2. Mexico             39.56
3. Argentina           9.61
4. Chile               3.11
5. United Kingdom      1.78
6. Peru                0.75
7. Venezuela           0.59
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                         AIM LATIN AMERICAN GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of 4/30/01, based on total net assets

=========================================================================================
TOP 10 EQUITY HOLDINGS                            TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------
 1. Grupo Televisa S.A.-ADR (Mexico)   5.70%       1. Telephone                    21.39%

 2. Fomento Economico Mexicano,        5.17        2. Banks (Regional)              6.60
    S.A. de C.V.-ADR (Mexico)

 3. Carso Global Telecom               4.79        3. Beverages (Alcoholic)         7.71
    Class A1 (Mexico)

 4. Itausa Investimentos Itau          3.58        4. Paper & Forest Products       6.13
    S.A.-Pfd. (Brazil)

 5. Nortel Inversora                   3.44        5. Entertainment                 5.70
    S.A.-ADR (Argentina)

 6. Grupo Financiero Bancomer,         3.36        6. Financial (Diversified)       4.76
    S.A. de C.V.-Class O (Mexico)

 7. Petroleo Brasileiro                3.08        7. Telecommunications            4.57
    S.A. (Brazil)                                     (Cellular/Wireless)

 8. Companhia Vale do Rio Doce-        2.84        8. Iron & Steel                  4.47
    Class A Pfd. (Brazil)

 9. Brasil Telecom Participacoes       2.69        9. Beverages (Non-Alcoholic)     4.05
    S.A.-ADR (Brazil)

10. Grupo Financiero Banorte,          2.62       10. Manufacturing (Diversified)   4.02
    S.A. de C.V. (Mexico)

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.

=========================================================================================

dollar has pulled the peso up to damaging heights. The peso has looked overvalued since Brazil was forced a few years ago to float its currency, which has now sunk dramatically against the dollar.
    Argentina's outlook did improve however when the government completed a voluntary debt exchange--essentially, longer-term bonds were exchanged for the short-term debt due over the next few years. The short-term benefits are significant but after 2000, debt service costs also rise significantly. It is therefore important that economic reactivation takes place in the next six months or the market could remain skeptical that fiscal revenues (short term) can rise to meet the mid-term debt service burden.

WHICH SECTORS PROVIDED THE BEST OPPORTUNITIES FOR THE FUND DURING THE REPORTING PERIOD?
During the first quarter, our exposure to telecommunication stocks hurt the fund's performance as these stocks sold off around the world. However, we continue to favor Latin American telecom firms as they enjoy strong growth, no debt problems and falling capital-equipment prices, and are often highly cash-generative. In the telecommunications area, our focus remains in Brazilian telecoms as valuations there look compelling. Financial stocks added to fund performance in the first quarter as Latin American banks benefited from falling U.S. interest rates.

DISCUSS SOME OF THE FUND'S TOP HOLDINGS.

o Fomento Economico Mexicano S.A. de C.V. (FEMSA) is one of the largest beverage producers in Latin America. It also owns convenience stores in Mexico's major cities.
o Itausa Investimentos Itau is one of Brazil's largest conglomerates. It has a financial arm that includes the country's second-largest bank, a major insurance company and various credit card, brokerage and pension firms. Other segments include building materials, chemicals, electronic products and real estate.
o Nortel Inversora S.A. is an Argentine telecommunications company that has a controlling stake in Telecom Argentina.

ANY FINAL THOUGHTS?
Although global liquidity has improved and should continue to do so if the Fed and other central banks continue to ease, financial markets are still fighting the move to safe havens. The devaluation in Turkey and political upheaval in Argentina have made some investors wary of the region. Brazil's economic fundamentals remain strong, although some valuations have become less attractive. We feel that Mexico's strong GDP growth is supported by robust domestic activity, although slowing U.S. demand could have a negative impact. Argentina was one of the few countries around the world to produce positive returns in the first quarter. Given its political/fiscal climate, however, it remains to be seen what the future holds for Argentina.

--------------------------------------------------------------------------------
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If you choose to receive your reports online, you will not receive a paper copy by mail. You may cancel the service at any time by visiting our Web site.
    Please visit our Web site at www.aimfunds.com and go to "Your AIM Account." Log into your account and then click on the "View Other Account Options" dropdown menu and select "eDelivery."
    If you receive your account statements, fund reports and prospectuses from your financial advisor, rather than directly from AIM, this service is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                         AIM LATIN AMERICAN GROWTH FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information. To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our ~Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

          A I M Capital Management, Inc.  o  A I M Distributors, Inc.
                The Aim Family of Funds--Registered Trademark--
                        AMVESCAP National Trust Company

                         AIM LATIN AMERICAN GROWTH FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

                         CHOOSE YOUR INVESTMENT PALETTE

[PAINT BRUSH IMAGE]

No two pieces of art are exactly alike. Just as an artist may use different paints to create a piece, so does an investor use different kinds of investments to create a portfolio. And as with art, tastes can change over time--most investors have different goals at different stages in their lives, as well as varying tolerance for risk. The biggest advantage mutual funds offer is the potential for diversification. Providing funds with assorted objectives and goals allows investors to shape their portfolios to their specific needs and to spread their risk over several different funds, rather than painting their portfolios all one color.

GROWTH VS. INCOME
If you look at the list of AIM's retail mutual funds on the back of your fund report, you'll notice that they are divided into different types. Two that frequently appear are growth and income. Common stock is normally the growth component of a mutual fund with growth as a primary or secondary objective. Bonds are typically the income components of a mutual fund with income as a primary or secondary objective.
    Let's take a closer look at the categories into which AIM's retail mutual funds are divided. Keep in mind that funds listed under the same category don't necessarily have the same kind of investment strategy or portfolio, even if they have the same objective.

DOMESTIC MUTUAL FUNDS
GROWTH FUNDS
Growth funds typically invest in common stocks of companies whose businesses are growing. Growth companies tend to reinvest their profits toward expansion of their potential to produce greater returns instead of paying dividends. So growth mutual funds focus on generating capital gains--increasing the value of the stocks they hold--rather than current income, which means they generally don't pay regular income dividends. Growth funds usually do, however, make one capital-gains distribution per year, when there are gains.
    An increase over time in the value of a growth fund's portfolio means the fund's value, or share price, increases over time also. Shareholders in a growth fund, then, make money by selling their shares for more than they paid for them. Of course, the opposite is also true--shareholders can lose money by selling their shares for less than they paid for them. Growth funds usually range from moderate to very aggressive, depending on the size and types of companies in which they invest.

GROWTH AND INCOME FUNDS
A growth and income fund generally invests in common and preferred stocks and bonds of older, more established companies that have a longer track record of growth and paying dividends.
    A typical growth and income mutual fund will pay quarterly or annual income dividends to its shareholders. (Monthly dividends are not common.) In this way, growth and income funds can potentially provide long-term growth of investments and also current income. These funds tend to be more conservative than growth funds.

INCOME FUNDS
Income funds are generally designed to provide high current income rather than long-term growth. To that end, income funds usually invest chiefly in interest-paying corporate and government bonds. They may also own stocks of companies that pay regular dividends. Some income funds are more aggressive than others. The aggressiveness of a particular fund depends not only on the kinds of securities in which it invests, but also on the fund's sector allocation and maturity structure.
    For example, Treasury securities are considered a relatively safe investment because they are guaranteed by the U.S. government. However, lower risk also means lower return potential. On the other hand, lower-rated corporate bonds, often called junk bonds, involve more risk because they are not guaranteed--they are only as good as the companies that issue them. But the added risk also means higher return potential.
    Income funds are considered more conservative and are suited for investors seeking income rather than growth.


                            [PAINTER'S PALETTE IMAGE]

                         AIM LATIN AMERICAN GROWTH FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

TAX-FREE INCOME OR MUNICIPAL FUNDS
These funds provide shareholders with current income that is tax-exempt at some level, depending on the securities in which they invest. So municipal mutual funds appeal to investors who are looking to reduce income that would otherwise be subject to tax. Municipal bonds or notes, which are issued by state or local governments, are generally exempt from federal taxes. Federal securities, like Treasury bonds, are usually exempt from state taxes. And then there are some securities that are exempt from both federal and state taxes.(1)

MONEY MARKET FUNDS
A money market fund is one of the safest types of mutual funds available because its main goal is preserving your investment while paying current income in the form of interest. As a result, these funds tend to appeal to investors looking for safety, liquidity and some income from their investment. Money market funds invest in high-quality short-term securities such as commercial paper and U.S. government agency securities. Although money market funds are not guaranteed or insured by the U.S. government, the securities they hold are less risky than other types of fixed-income securities. The trade-off for safety of principal investment is a lower rate of return.(2)

INTERNATIONAL AND GLOBAL MUTUAL FUNDS
INTERNATIONAL GROWTH FUNDS
An international growth fund has the same objective as a domestic growth fund, except it invests in stocks of companies located outside the United States. Like their domestic counterparts, international growth funds tend to pay distributions in the form of capital gains rather than dividends. An international growth mutual fund might invest in a particular country, region or continent depending on the investment strategy shown in its prospectus.
    International funds carry different risks than domestic funds because most foreign markets are not as established as the markets in the United States. Other risks include changes in the value of the U.S. dollar compared to foreign currencies, accounting differences, political risks and foreign regulatory differences.

GLOBAL GROWTH, GLOBAL GROWTH AND INCOME, AND GLOBAL INCOME FUNDS
These funds are similar to their domestic equivalents in terms of their goals and the income distributions they pay. Global funds are comparable to international funds in that they can invest in stocks of companies outside the United States. But global funds can also invest substantially in U.S. stocks; international funds generally do not. The amount of a global fund's portfolio that can be invested in the United States varies greatly from fund to fund, according to a fund's prospectus. Global funds carry the same risks as international funds.

SPECIALIZED FUNDS
THEME FUNDS
Theme or sector funds invest primarily in a particular industry or sector of the economy, either domestically or globally. Theme funds are required by prospectus to invest a certain percentage of their assets in their industry or sector of choice under normal market conditions. As a result, theme funds present greater risk and potential reward than more diversified funds. The types of securities held by a theme fund determine its goal of growth and/or income.

TYPES OF FUND DISTRIBUTIONS
INCOME DIVIDENDS are paid from dividends and/or interest from securities in a fund's portfolio. For example, if a company in which a mutual fund owns stock distributes some of its earnings to its shareholders as a dividend, the fund passes on those earnings to its own shareholders. Income dividends are usually taxed as ordinary income.

CAPITAL GAINS represent the net profit realized from the growth in value of the holdings in a fund's portfolio. These distributions are usually made once per year. There are two types of capital gains:

o Short-term capital gains are paid from net profits gained when a mutual fund sells stocks or bonds it has held for less than a year. Short-term capital gains are taxed as ordinary income.

o Long-term capital gains are paid from net profits gained when a mutual fund sells stocks or bonds it has held for more than a year. Long-term capital gains are usually taxed at the capital-gains rate, which is typically lower than ordinary income-tax rates.

(1) Investors in tax-free income funds still have a risk of incurring taxes on capital-gains distributions, for example, so it's wise to see your tax advisor before investing in such funds.

(2) There is no guarantee that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

See the back cover for a complete list of AIM's retail mutual funds. For more information about your fund's objective, read your fund prospectus. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

                         AIM LATIN AMERICAN GROWTH FUND

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                     MARKET
                                       SHARES         VALUE

FOREIGN STOCKS & OTHER EQUITY INTERESTS-97.84%

ARGENTINA-9.61%

Acindar Industria Argentina de
  Aceros S.A.- Series B (Iron &
  Steel)(a)                              200,000   $   164,462
--------------------------------------------------------------
Banco Hipotecario S.A.
  (Banks-Regional)(a)                     31,510       233,261
--------------------------------------------------------------
Banco Hipotecario S.A.-Wts.,
  expiring 02/02/04
  (Banks-Regional)(b)(c)                     617       135,740
--------------------------------------------------------------
Grupo Financiero Galicia S.A.-ADR
  (Banks- Regional)                       90,000     1,345,500
--------------------------------------------------------------
IRSA Inversiones y Representaciones
  S.A.-GDR (Land Development)(a)          51,058       684,688
--------------------------------------------------------------
Nortel Inversora S.A.-ADR
  (Telephone)                            215,500     2,251,975
--------------------------------------------------------------
Perez Companc S.A.-Class B (Oil &
  Gas- Refining & Marketing)              82,000       125,507
--------------------------------------------------------------
Quilmes Industrial S.A.-ADR
  (Beverages-Alcoholic)                  145,000     1,354,300
==============================================================
                                                     6,295,433
==============================================================

BRAZIL-42.44%

Brasil Telecom Participacoes S.A.
  (Telephone)                        150,766,000     1,264,422
--------------------------------------------------------------
Brasil Telecom Participacoes
  S.A.-ADR (Telephone)                    41,000     1,760,540
--------------------------------------------------------------
Brasil Telecom Participacoes
  S.A.-Receipts (Telephone)(a)         1,791,000        15,020
--------------------------------------------------------------
Companhia de Saneamento Basico do
  Estado de Sao Paulo (Water
  Utilities)                             475,000        39,273
--------------------------------------------------------------
Companhia de Saneamento Basico do
  Estado de Sao Paulo-ADR (Water
  Utilities)(a)                            8,000           662
--------------------------------------------------------------
Companhia de Tecidos Norte de
  Minas-Pfd. (Textiles-Specialty)     14,876,000     1,115,032
--------------------------------------------------------------
Companhia Energetica de Minas
  Gerais-ADR (Electric Companies)         30,000       347,406
--------------------------------------------------------------
Companhia Paranaense de
  Energia-Copel (Electric
  Companies)                          40,000,000       294,333
--------------------------------------------------------------
Companhia Paranaense de
  Energia-Copel-ADR (Electric
  Companies)                              62,935       487,746
--------------------------------------------------------------
Companhia Siderurgica Nacional S.A.
  (Iron & Steel)                      38,333,000       905,766
--------------------------------------------------------------
Companhia Vale do Rio Doce-Class A
  Pfd. (Iron & Steel)                     80,000     1,861,060
--------------------------------------------------------------
Eletropaulo
  Metropolitana-Eletricidade de Sao
  Paulo S.A.-Pfd. (Electric
  Companies)                          26,516,000       811,962
--------------------------------------------------------------
Embratel Participacoes S.A.-ADR
  (Telephone)                             85,000       770,950
--------------------------------------------------------------
Embratel Participacoes S.A.-Pfd.
  (Telephone)                        109,450,000     1,030,471
--------------------------------------------------------------
Industrias Klabin de Papel e
  Celulose S.A.-Pfd. (Paper &
  Forest Products)                     1,900,000       816,271
--------------------------------------------------------------
Itausa-Investimentos Itau S.A.
  (Investment Management)(a)              82,241        68,409
--------------------------------------------------------------
Itausa-Investimentos Itau S.A.-Pfd
  (Investment Management)(a)               4,954         4,121
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE

BRAZIL-(CONTINUED)

Itausa-Investimentos Itau S.A.-Pfd.
  (Investment Management)              2,716,659   $ 2,346,657
--------------------------------------------------------------
Petroleo Brasileiro S.A. (Oil &
  Gas- Exploration & Production)          75,000     2,018,967
--------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Oil &
  Gas- Exploration & Production)          21,900       532,170
--------------------------------------------------------------
Tele Celular Sul Participacoes S.A.
  (Telecommunications-
  Cellular/Wireless)                  44,674,000        70,441
--------------------------------------------------------------
Tele Celular Sul Participacoes
  S.A.-ADR
  (Telecommunications-
  Cellular/Wireless)                      40,000       780,000
--------------------------------------------------------------
Tele Celular Sul Participacoes
  S.A.-Rts., expiring 05/28/01
  (Telecommunications-Cellular/
  Wireless)                              377,000             0
--------------------------------------------------------------
Tele Nordeste Celular Participacoes
  S.A.-ADR
  (Telecommunications-
  Cellular/Wireless)                      12,500       355,000
--------------------------------------------------------------
Tele Norte Leste Participacoes S.A.
  (Telephone)                         34,488,000       511,646
--------------------------------------------------------------
Tele Norte Leste Participacoes
  S.A.-ADR (Telephone)                    85,000     1,485,800
--------------------------------------------------------------
Tele Norte Leste Participacoes
  S.A.-Pfd. (Telephone)               62,412,000     1,095,349
--------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.
  (Telephone)(a)                      86,027,000         1,573
--------------------------------------------------------------
Telemig Celular Participacoes
  S.A.-ADR
  (Telecommunications-
  Cellular/Wireless)                      10,000       380,000
--------------------------------------------------------------
Telesp Celular Participacoes S.A.
  (Telecommunications-
  Cellular/Wireless)                       1,000             4
--------------------------------------------------------------
Telesp Celular Participacoes
  S.A.-ADR
  (Telecommunications-
  Cellular/Wireless)                      20,000       336,000
--------------------------------------------------------------
Telesp Celular Participacoes
  S.A.-Pfd.
  (Telecommunications-
  Cellular/Wireless)                 154,167,000     1,070,291
--------------------------------------------------------------
Unibanco-Uniao de Bancos
  Brasileiros S.A.-GDR (Banks-Major
  Regional)                               45,000     1,082,250
--------------------------------------------------------------
Unibanco-Uniao de Bancos
  Brasileiros S.A.-Units
  (Banks-Major Regional)(d)           15,000,000       750,696
--------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais
  S.A.- Class A Pfd.
  (Manufacturing-Diversified)            360,300     1,402,996
--------------------------------------------------------------
Votorantim Celulose e Papel
  S.A.-ADR (Paper & Forest
  Products)                               52,254       726,331
--------------------------------------------------------------
Votorantim Celulose e Papel
  S.A.-Pfd. (Paper & Forest
  Products)                           45,587,000     1,270,936
==============================================================
                                                    27,810,551
==============================================================

CHILE-3.11%

Banco de A. Edwards-ADR
  (Banks-Regional)                        26,700       406,107
--------------------------------------------------------------
Coca-Cola Embonor S.A.-ADR
  (Beverages-Non-Alcoholic)(a)            40,500       152,422
--------------------------------------------------------------
Embotelladora Andina S.A.-Class
  B-ADR (Beverages-Non-Alcoholic)         40,000       430,000
--------------------------------------------------------------
Quinenco S.A.-ADR
  (Financial-Diversified)                152,400     1,051,560
==============================================================
                                                     2,040,089
==============================================================

                                                     MARKET
                                       SHARES         VALUE
MEXICO-39.56%

Alfa S.A.-Class A
  (Manufacturing-Diversified)            366,947   $   475,921
--------------------------------------------------------------
Carso Global Telecom-Class A1
  (Telephone)(a)                       1,550,000     3,138,499
--------------------------------------------------------------
Cemex S.A. de C.V.
  (Construction-Cement &
  Aggregates)                            325,000     1,498,650
--------------------------------------------------------------
Cemex S.A. de C.V.-Wts., expiring
  12/13/02 (Construction-Cement &
  Aggregates)(b)                          22,000         7,127
--------------------------------------------------------------
Coca-Cola Femsa, S.A. de C.V.-ADR
  (Beverages-Non-Alcoholic)              45,000       877,500
--------------------------------------------------------------
Consorcio ARA, S.A. de C.V.
  (Homebuilding)(a)                      738,415     1,027,880
--------------------------------------------------------------
Controladora Comercial Mexicana
  S.A. de C.V.-Units
  (Retail-General Merchandise)(e)      1,250,000       944,924
--------------------------------------------------------------
Corporacion GEO, S.A. de
  C.V.-Series B
  (Construction-Cement &
  Aggregates)(a)                         426,689       345,590
--------------------------------------------------------------
El Puerto de Liverpool S.A. de
  C.V.-Series 1 (Retail-Department
  Stores)                                 45,941        72,930
--------------------------------------------------------------
Fomento Economico Mexicano, S.A. de
  C.V.-ADR (Beverages-Alcoholic)          88,705     3,388,531
--------------------------------------------------------------
Grupo Bimbo S.A. de C.V.-Series A
  (Foods)                                500,000       736,501
--------------------------------------------------------------
Grupo Carso S.A. de C.V.-Series A1
  (Manufacturing-Diversified)(a)         304,000       755,076
--------------------------------------------------------------
Grupo Financiero Banamex Accival,
  S.A. de C.V.-Class O
  (Financial-Diversified)                 90,909       169,350
--------------------------------------------------------------
Grupo Financiero Bancomer, S.A. de
  C.V.-Class O (Banks-Regional)(a)    2,750,000     2,203,564
--------------------------------------------------------------
Grupo Financiero Banorte S.A. de
  C.V.-Class O
  (Financial-Diversified)(a)           1,050,455     1,718,617
--------------------------------------------------------------
Grupo Mexico S.A.-Series B (Metals
  Mining)                                 91,892       240,150
--------------------------------------------------------------
Grupo Posadas S.A.-Series A
  (Lodging-Hotels)(a)                    471,000       406,911
--------------------------------------------------------------
Grupo Posadas S.A.-Series L
  (Lodging-Hotels)(a)                    752,300       528,072
--------------------------------------------------------------
Grupo Televisa S.A.-ADR
  (Entertainment)(a)                      98,267     3,737,094
--------------------------------------------------------------
Industrias Penoles, S.A. de C.V.
  (Metals Mining)                        506,267       563,126
--------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de
  C.V.-Class A (Paper & Forest
  Products)                              450,000     1,200,324
--------------------------------------------------------------
Pepsi-Gemex S.A.-GDR
  (Beverages-Non-Alcoholic)(a)           222,100     1,197,119
--------------------------------------------------------------
Telefonos de Mexico S.A. de
  C.V.-Class L-ADR (Telephone)            20,000   $   692,000
==============================================================
                                                    25,925,456
==============================================================

PERU-0.75%

Credicorp Ltd.
  (Financial-Diversified)                 25,000       182,500
--------------------------------------------------------------
Union de Cervecerias Backus &
  Johnston S.A.-Class I
  (Beverages-Alcoholic)                1,173,686       307,766
==============================================================
                                                       490,266
==============================================================

UNITED KINGDOM-1.78%

Antofagasta PLC (Gold & Precious
  Metals Mining)                         160,000     1,167,451
==============================================================

VENEZUELA-0.59%

Cemex Venezuela S.A.C.A.-I
  (Construction-Cement &
  Aggregates)                            759,439       240,074
--------------------------------------------------------------
Cemex Venezuela S.A.C.A.-II
  (Construction-Cement &
  Aggregates)                            502,029       148,121
==============================================================
                                                       388,195
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $69,727,701)                                  64,117,441
==============================================================

                                       PRINCIPAL
                                       AMOUNT(f)
CORPORATE BONDS-0.00%

BRAZIL-0.00%

Companhia Vale do Rio Doce, Non
  Conv. Bond (Iron & Steel) 0.00%,
  12/31/09 (Cost $0)(c)(g)      BRL    $     276             0
==============================================================

                                         SHARES
MONEY MARKET FUNDS-1.79%

STIC Liquid Assets Portfolio(h)          586,483       586,483
--------------------------------------------------------------
STIC Prime Portfolio(h)                  586,483       586,483
==============================================================
    Total Money Market Funds (Cost
      $1,172,966)                                    1,172,966
==============================================================
TOTAL INVESTMENTS-99.63% (Cost
  $70,900,667)                                      65,290,407
==============================================================
OTHER ASSETS LESS LIABILITIES-0.37%                    241,579
==============================================================
NET ASSETS-100.00%                                 $65,531,986
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
BRL    - Brazilian Real
Conv.  - Convertible
GDR    - Global Depositary Receipt
Pfd.   - Preferred
Rts.   - Rights
Wts.   - Warrants

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  Acquired as part of a unit with or in exchange for other securities.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Each unit represents one preferred share of Unibanco and one preferred B share of Unibanco Holdings.
(e)  Each unit represents three B shares and one C share.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $70,900,667)*                                  $65,290,407
------------------------------------------------------------
Foreign currencies, at value (cost $6,934)             7,009
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   281,686
------------------------------------------------------------
  Dividends                                          504,674
------------------------------------------------------------
  Collateral for securities loaned                10,196,287
------------------------------------------------------------
Other assets                                          18,238
============================================================
    Total assets                                  76,298,301
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             421,854
------------------------------------------------------------
  Collateral upon return of securities loaned     10,196,287
------------------------------------------------------------
Accrued advisory fees                                 20,070
------------------------------------------------------------
Accrued administrative services fees                   4,041
------------------------------------------------------------
Accrued distribution fees                             21,311
------------------------------------------------------------
Accrued trustees' fees                                   994
------------------------------------------------------------
Accrued transfer agent fees                           38,954
------------------------------------------------------------
Accrued operating expenses                            62,804
============================================================
    Total liabilities                             10,766,315
============================================================
Net assets applicable to shares outstanding      $65,531,986
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $38,953,633
____________________________________________________________
============================================================
Class B                                          $25,949,422
____________________________________________________________
============================================================
Class C                                          $   628,931
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            2,707,005
____________________________________________________________
============================================================
Class B                                            1,832,329
____________________________________________________________
============================================================
Class C                                               44,376
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $     14.39
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $14.39 divided by
      95.25%)                                    $     15.11
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $     14.16
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $     14.17
____________________________________________________________
============================================================

* At April 30, 2001, securities with an aggregate market value of $9,922,930, were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $163,156)                                      $ 1,560,654
------------------------------------------------------------
Dividends from affiliated money market funds          38,249
------------------------------------------------------------
Security lending income                               31,032
============================================================
    Total investment income                        1,629,935
============================================================

EXPENSES:

Advisory fees                                        350,346
------------------------------------------------------------
Administrative services fees                          24,863
------------------------------------------------------------
Custodian fees                                        25,137
------------------------------------------------------------
Distribution fees -- Class A                         102,762
------------------------------------------------------------
Distribution fees -- Class B                         147,621
------------------------------------------------------------
Distribution fees -- Class C                           5,366
------------------------------------------------------------
Interest                                               3,781
------------------------------------------------------------
Transfer agent fees                                  206,411
------------------------------------------------------------
Trustees' fees                                         6,231
------------------------------------------------------------
Other                                                 74,792
============================================================
    Total expenses                                   947,310
============================================================
Less: Fees waived                                   (145,090)
------------------------------------------------------------
    Expenses paid indirectly                            (827)
============================================================
    Net expenses                                     801,393
============================================================
Net investment income                                828,542
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (4,040,713)
------------------------------------------------------------
  Foreign currencies                                (130,122)
============================================================
                                                  (4,170,835)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (2,843,282)
------------------------------------------------------------
  Foreign currencies                                  14,442
============================================================
                                                  (2,828,840)
============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (6,999,675)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(6,171,133)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 1999 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2001            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $    828,542    $    112,114
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (4,170,835)       (645,406)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,828,840)     12,763,919
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (6,171,133)     12,230,627
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (559,152)
------------------------------------------------------------------------------------------
  Class B                                                               --        (242,204)
------------------------------------------------------------------------------------------
  Class C                                                               --          (1,126)
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --          (7,099)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                           79,355     (13,979,698)
------------------------------------------------------------------------------------------
  Class B                                                       (4,755,625)    (10,270,500)
------------------------------------------------------------------------------------------
  Class C                                                          246,262         711,686
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --        (537,577)
==========================================================================================
    Net increase (decrease) in net assets                      (10,601,141)    (12,655,043)
==========================================================================================

NET ASSETS:

  Beginning of period                                           76,133,127      88,788,170
==========================================================================================
  End of period                                               $ 65,531,986    $ 76,133,127
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $138,222,502    $142,652,510
------------------------------------------------------------------------------------------
  Undistributed net investment income                              828,542              --
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (67,891,133)    (63,720,298)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (5,627,925)     (2,799,085)
==========================================================================================
                                                              $ 65,531,986    $ 76,133,127
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of close of business on February 11, 2000.

See Notes to Financial Statements.
 10

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Latin American Growth Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $62,498,841 as of October 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation.

   Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. For the six months ended April 30, 2001, AIM waived fees of $145,090.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $24,863 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $135,728 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $102,762, $147,621 and $5,366, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $3,616 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $24,245 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $827 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $827.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $9,922,930 were on loan to brokers. The loans were secured by cash collateral of $10,196,287 received by the Fund and invested in affiliated money market funds as follows:
$5,098,144 in STIC Liquid Assets Portfolio and $5,098,143 in STIC Prime Portfolio. For the six months ended April 30, 2001, the Fund received fees of $31,032 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $13,074,153 and $17,955,976, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $  9,831,519
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (16,646,405)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $ (6,814,886)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $72,105,293.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                   APRIL 30, 2001              OCTOBER 31, 2000
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
                                                              --------    ------------    ----------    ------------
Sold:
  Class A                                                      921,009    $ 14,677,546     1,665,667    $ 29,183,062
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      144,045       2,249,121       353,912       6,184,261
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      175,818       2,797,126        80,679       1,423,016
--------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                    --              --         4,828          77,585
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --              --        30,264         511,470
--------------------------------------------------------------------------------------------------------------------
  Class B                                                           --              --        13,133         219,985
--------------------------------------------------------------------------------------------------------------------
  Class C                                                           --              --            58             964
--------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                    --              --           422           7,096
====================================================================================================================
Conversion of Advisor Class shares to Class A shares**
  Class A                                                           --              --        26,127         493,538
--------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                     --              --       (26,252)       (493,538)
====================================================================================================================
Reacquired:
  Class A                                                     (956,932)    (14,598,191)   (2,543,866)    (44,167,768)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (481,059)     (7,004,746)     (986,553)    (16,674,746)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                     (179,913)     (2,550,864)      (42,890)       (712,294)
--------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                    --              --        (7,477)       (128,720)
====================================================================================================================
                                                              (377,032)   $ (4,430,008)   (1,431,948)   $(24,076,089)
____________________________________________________________________________________________________________________
====================================================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 2, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                      YEAR ENDED OCTOBER 31,
                                                              APRIL 30,     -----------------------------------------------------
                                                               2001(a)      2000(a)     1999      1998(a)    1997(a)     1996(a)
                                                              ----------    -------    -------    -------    --------    --------
Net asset value, beginning of period                           $ 15.44      $ 13.97    $ 11.70    $ 19.50    $  17.95    $  15.38
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.19         0.06       0.21       0.13        0.11        0.09
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.24)        1.58       2.20      (7.90)       1.44        2.59
=================================================================================================================================
    Total from investment operations                             (1.05)        1.64       2.41      (7.77)       1.55        2.68
=================================================================================================================================
Less distributions:
  Dividends from net investment income                              --        (0.17)     (0.14)     (0.03)         --       (0.08)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                                --           --         --         --          --       (0.03)
=================================================================================================================================
    Total distributions                                             --        (0.17)     (0.14)     (0.03)         --       (0.11)
=================================================================================================================================
Net asset value, end of period                                 $ 14.39      $ 15.44    $ 13.97    $ 11.70    $  19.50    $  17.95
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  (6.80)%      11.61%     20.93%    (39.86)%      8.52%      17.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $38,954      $42,347    $49,789    $60,720    $159,496    $177,373
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                2.02%(c)     2.02%      2.06%      2.17%       1.96%       2.03%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.43%(c)     2.20%      2.65%      2.31%       2.06%       2.10%
=================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers                                                2.01%(c)     2.01%      2.00%      2.00%       1.96%       2.03%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.42%(c)     2.19%      2.59%      2.14%       2.06%       2.10%
=================================================================================================================================
Ratio of net investment income to average net assets              2.53%(c)     0.33%      1.44%      0.78%       0.52%       0.46%
=================================================================================================================================
Ratio of interest expense to average net assets                   0.01%(c)     0.01%      0.06%      0.17%         --          --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             19%          33%        30%        39%        130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $41,445,497.

                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                      YEAR ENDED OCTOBER 31,
                                                              APRIL 30,     -----------------------------------------------------
                                                               2001(a)      2000(a)     1999      1998(a)    1997(a)     1996(a)
                                                              ----------    -------    -------    -------    --------    --------
Net asset value, beginning of period                           $ 15.23      $ 13.79    $ 11.49    $ 19.23    $  17.78    $  15.21
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.15        (0.03)      0.17       0.04        0.01          --
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.22)        1.56       2.16      (7.78)       1.44        2.59
=================================================================================================================================
    Total from investment operations                             (1.07)        1.53       2.33      (7.74)       1.45        2.59
=================================================================================================================================
Less distributions:
  Dividends from net investment income                              --        (0.09)     (0.03)        --          --       (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                                --           --         --         --          --       (0.01)
=================================================================================================================================
    Total distributions                                             --        (0.09)     (0.03)        --          --       (0.02)
=================================================================================================================================
Net asset value, end of period                                 $ 14.16      $ 15.23    $ 13.79    $ 11.49    $  19.23    $  17.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  (7.03)%      11.03%     20.36%    (40.19)%      8.04%      17.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s omitted)                     $25,949      $33,047    $38,456    $46,599    $133,448    $137,400
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                2.52%(c)     2.52%      2.56%      2.67%       2.46%       2.53%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.93%(c)     2.70%      3.15%      2.81%       2.56%       2.60%
=================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers                                                2.51%(c)     2.51%      2.50%      2.50%       2.46%       2.53%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.92%(c)     2.69%      3.09%      2.64%       2.56%       2.60%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets       2.02%(c)    (0.17)%     0.94%      0.28%       0.02%      (0.04)%
=================================================================================================================================
Ratio of interest expense to average net assets                   0.01%(c)     0.01%      0.06%      0.17%         --          --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             19%          33%        30%        39%        130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $29,768,854.

                                                                               CLASS C
                                                              ------------------------------------------
                                                                                           MARCH 1, 1999
                                                              SIX MONTHS                    (DATE SALES
                                                                ENDED       YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,     OCTOBER 31,     OCTOBER 31,
                                                               2001(a)        2000(a)         1999(a)
                                                              ----------    -----------    -------------
Net asset value, beginning of period                            $15.24        $13.79          $10.21
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.15         (0.03)           0.12
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.22)         1.57            3.46
========================================================================================================
    Total from investment operations                             (1.07)         1.54            3.58
========================================================================================================
Less dividends from net investment income                           --         (0.09)             --
========================================================================================================
Net asset value, end of period                                  $14.17        $15.24          $13.79
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                  (7.02)%       11.10%          35.06%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  629        $  739          $  147
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                2.52%(c)      2.52%           2.56%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.93%(c)      2.70%           3.15%(d)
========================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers                                                2.51%(c)      2.51%           2.50%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.92%(c)      2.69%           3.09%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets       2.02%(c)     (0.17)%          0.94%(d)
========================================================================================================
Ratio of interest expense to average net assets                   0.01%(c)      0.01%           0.06%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate                                             19%           33%             30%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,082,172.
(d)  Annualized.

NOTE 9-SUBSEQUENT EVENT

The Board of Trustees unanimously approved on June 12, 2001, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Latin American Growth Fund ("Latin American Growth Fund") would transfer substantially all of its assets to AIM Developing Markets Fund ("Developing Markets Fund"), also a series of the Trust. As a result of the transaction, shareholders of Latin American Growth Fund would receive shares of Developing Markets Fund in exchange for their shares of Latin American Growth Fund, and Latin American Growth Fund would cease operations.
  The Plan requires approval of Latin American Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in August 2001. If the Plan is approved by shareholders of Latin American Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.


BOARD OF TRUSTEES                                 OFFICERS                                   OFFICE OF THE FUND

C. Derek Anderson                                 Robert H. Graham                           11 Greenway Plaza
Senior Managing Partner,                          Chairman and President                     Suite 100
Plantagenet Capital Management, LLC                                                          Houston, TX 77046
(an investment partnership);                      Dana R. Sutton
Chief Executive Officer,                          Vice President and Treasurer               INVESTMENT MANAGER
Plantagenet Holdings, Ltd.
(an investment banking firm)                      Melville B. Cox                            A I M Advisors, Inc.
                                                  Vice President                             11 Greenway Plaza
Frank S. Bayley                                                                              Suite 100
Partner, law firm of                              Gary T. Crum                               Houston, TX 77046
Baker & McKenzie                                  Vice President
                                                                                             SUB-ADVISOR
Robert H. Graham                                  Carol F. Relihan
President and Chief Executive Officer,            Vice President and Secretary               INVESCO Asset Management Ltd.
A I M Management Group Inc.                                                                  11 Devonshire Square
                                                  Mary J. Benson                             London EC2M 4YR
Ruth H. Quigley                                   Assistant Vice President and               England
Private Investor                                  Assistant Treasurer
                                                                                             TRANSFER AGENT
                                                  Juan E. Cabrera, Jr.
                                                  Assistant Secretary                        A I M Fund Services, Inc.
                                                                                             P.O. Box 4739
                                                  Jim A. Coppedge                            Houston, TX 77210-4739
                                                  Assistant Secretary
                                                                                             CUSTODIAN
                                                  Renee A. Friedli
                                                  Assistant Secretary                        State Street Bank and Trust Company
                                                                                             225 Franklin Street
                                                  P. Michelle Grace                          Boston, MA 02110
                                                  Assistant Secretary
                                                                                             COUNSEL TO THE FUND
                                                  John H. Lively
                                                  Assistant Secretary                        Kirkpatrick & Lockhart LLP
                                                                                             1800 Massachusetts Avenue, N.W.
                                                  Sheri Steward Morris                       Washington, D.C. 20036-1800
                                                  Assistant Vice President and
                                                  Assistant Treasurer                        COUNSEL TO THE TRUSTEES

                                                  Nancy L. Martin                            Paul, Hastings, Janofsky & Walker LLP
                                                  Assistant Secretary                        Twenty Third Floor
                                                                                             555 South Flower Street
                                                  Ofelia M. Mayo                             Los Angeles, CA 90071
                                                  Assistant Secretary
                                                                                             DISTRIBUTOR
                                                  Lisa Moss
                                                  Assistant Secretary                        A I M Distributors, Inc.
                                                                                             11 Greenway Plaza
                                                  Kathleen J. Pflueger                       Suite 100
                                                  Assistant Secretary                        Houston, TX 77046

                                                  Stephen R. Rimes
                                                  Assistant Secretary

                                                  Timothy D. Yang
                                                 Assistant Secretary

                      -------------------------------------

                            THE AMOUNT OF INVESTMENT

                           RISK YOU UNDERTAKE DEPENDS

                            ON SEVERAL FACTORS: YOUR

                           FINANCIAL OBJECTIVES, YOUR

                             RISK TOLERANCE AND YOUR

                                  TIME HORIZON.

                      -------------------------------------

THE AIM FUNDS RISK SPECTRUM

On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.

THE AIM FAMILY FUNDS--Registered Trademark--

                                  EQUITY FUNDS

     DOMESTIC EQUITY FUNDS                    INTERNATIONAL/GLOBAL EQUITY FUNDS

        MORE AGGRESSIVE                                MORE AGGRESSIVE

AIM Small Cap Opportunities(1)          AIM Latin American Growth
AIM Mid Cap Opportunities(1)            AIM Developing Markets
AIM Large Cap Opportunities(2)          AIM European Small Company
AIM Emerging Growth                     AIM Asian Growth
AIM Small Cap Growth(1)                 AIM Japan Growth
AIM Aggressive Growth                   AIM International Emerging Growth
AIM Mid Cap Growth                      AIM European Development
AIM Small Cap Equity                    AIM Euroland Growth
AIM Capital Development                 AIM Global Aggressive Growth
AIM Constellation                       AIM International Equity
AIM Dent Demographic Trends             AIM Advisor International Value
AIM Select Growth                       AIM Worldwide Spectrum
AIM Large Cap Growth                    AIM Global Trends
AIM Weingarten                          AIM Global Growth
AIM Mid Cap Equity
AIM Value II                                          MORE CONSERVATIVE
AIM Charter
AIM Value                                            SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                        MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                            AIM New Technology
AIM Advisor Flex                        AIM Global Telecommunications and Technology
                                        AIM Global Infrastructure
       MORE CONSERVATIVE                AIM Global Resources
                                        AIM Global Financial Services
                                        AIM Global Health Care
                                        AIM Global Consumer Products and Services
                                        AIM Advisor Real Estate
                                        AIM Global Utilities

                                                      MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS                     TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                                MORE AGGRESSIVE

AIM Strategic Income                    AIM High Income Municipal
AIM High Yield II                       AIM Tax-Exempt Bond of Connecticut
AIM High Yield                          AIM Municipal Bond
AIM Income                              AIM Tax-Free Intermediate
AIM Global Income                       AIM Tax-Exempt Cash
AIM Floating Rate
AIM Intermediate Government                           MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

       MORE CONSERVATIVE

[DALBAR AWARDS LOGO APPEARS HERE]

    When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1)Closed to new investors. (2)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000.

    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately $154 billion in assets for nine million shareholders, including individual investors, corporate clients and financial institutions, as of March 31, 2001.

The AIM Family of Funds--Registered Trademark-- is distributed nationwide, and AIM today is the eighth-largest mutual fund complex in the United States in assets under management, according to Strategic Insight, an independent mutual fund monitor. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $370 billion in assets under management as of March 31, 2001.

                                                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       LAG-SAR-1

A I M Distributors, Inc.